ALPHA ALTERNATIVE ASSETS FUND

Institutional Class Shares (AAACX)
Class A Shares (AACAX)

Supplement dated October 15, 2024 to the Alpha Alternative Assets Fund (the “Fund”)

Prospectus and Statement of Additional Information, each dated January 31, 2024

Removal of Sub-Advisor to the Alpha Alternative Assets Fund

Effective September 30, 2024, Haven Asset Management (Interval Funds) LLC ("Haven") ceased to serve as a sub-advisor to the Fund. Accordingly, all references to Haven in the Fund’s Prospectus and the Statement of Additional Information are hereby removed.

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Please retain this Supplement with your records.